Derivatives (Tables)	12 Months Ended
Dec. 31, 2011
Derivatives [Abstract]
Schedule of Open Positions
The following table summarizes open positions as of December 31, 2011, and represents, as of such date, derivatives in place through December 31, 2016, on annual production volumes:

	2012	2013	2014	2015	2016
Natural gas positions:
Fixed price swaps:
Hedged volume (MMMBtu)	56,730	64,367	73,456	82,490	2,745
Average price ($/MMBtu)	$5.85	$5.69	$5.69	$5.75	$5.00
Puts:
Hedged volume (MMMBtu)	38,357	37,340	30,660	32,850	-
Average price ($/MMBtu)	$5.83	$5.85	$5.00	$5.00	$-
Total:
Hedged volume (MMMBtu)	95,087	101,707	104,116	115,340	2,745
Average price ($/MMBtu)	$5.84	$5.75	$5.49	$5.54	$5.00

Oil positions:
Fixed price swaps: (1)
Hedged volume (MBbls)	8,171	9,033	9,034	9,581	-
Average price ($/Bbl)	$97.37	$98.05	$95.39	$98.25	$-
Puts:
Hedged volume (MBbls)	2,196	2,300	-	-	-
Average price ($/Bbl)	$100.00	$100.00	$-	$-	$-
Total:
Hedged volume (MBbls)	10,367	11,333	9,034	9,581	-
Average price ($/Bbl)	$97.93	$98.44	$95.39	$98.25	$-

Natural gas basis differential positions:
PEPL basis swaps: (2)
Hedged volume (MMMBtu)	37,735	38,854	42,194	42,194	-
Hedged differential ($/MMBtu)	$(0.89)	$(0.89)	$(0.39)	$(0.39)	$-

Oil timing differential positions:
Trade month roll swaps: (3)
Hedged volume (MBbls)	5,982	6,315	6,315	840	-
Hedged differential ($/Bbl)	$0.21	$0.21	$0.21	$0.17	$-

(1)
As presented in the table above, the Company has certain outstanding fixed price oil swaps on 14,750 Bbls of daily production which may be extended annually at a price of $100.00 per Bbl for each of the years ending December 31, 2016, December 31, 2017, and December 31, 2018, if the counterparties determine that the strike prices are in-the-money on a designated date in each respective preceding year.  The extension for each year is exercisable without respect to the other years.

(2)
Settle on the Panhandle Eastern Pipeline ("PEPL") spot price of natural gas to hedge basis differential associated with natural gas production in the Mid-Continent Deep and Mid-Continent Shallow regions.

(3)
The Company hedges the timing risk associated with the sales price of oil in the Mid-Continent Deep, Mid-Continent Shallow and Permian Basin regions.  In these regions, the Company generally sells oil for the delivery month at a sales price based on the average NYMEX price of light crude oil during that month, plus an adjustment calculated as a spread between the weighted average prices of the delivery month, the next month and the following month during the period when the delivery month is prompt (the "trade month roll").

Fair Value of Derivatives Outstanding
The following summarizes the fair value of derivatives outstanding on a gross basis:

	December 31,
	2011	2010
	(in thousands)
Assets:
Commodity derivatives	$880,175	$637,836

Liabilities:
Commodity derivatives	$320,835	$398,902

Gains and Losses on Derivative Instruments
The following presents the Company's reported gains and losses on derivative instruments:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Realized gains (losses):
Commodity derivatives	$230,237	$307,587	$400,968
Interest rate swaps	-	(8,021)	(42,881)
Canceled derivatives	26,752	(123,865)	48,977
	$256,989	$175,701	$407,064
Unrealized gains (losses):
Commodity derivatives	$192,951	$(232,376)	$(591,379)
Interest rate swaps	-	63,978	16,588
	$192,951	$(168,398)	$(574,791)
Total gains (losses):
Commodity derivatives	$449,940	$75,211	$(141,374)
Interest rate swaps	-	(67,908)	(26,353)
	$449,940	$7,303	$(167,727)